LONG-TERM DEBT, NET (2012 Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands					12 Months Ended
	Mar. 13, 2019	Feb. 11, 2019	Feb. 04, 2019	Nov. 26, 2012	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2019	Jan. 22, 2019	Nov. 30, 2016
Long-term Debt [Line Items]
Total long-term debt					$ 1,450,128	$ 1,625,128
Interest rate per annum								5.875%		7.25%
Repayments of long-term debt					558,466	400,000	$ 0
Loss on extinguishment of debt					2,995	2,489	0
Costs associated with debt modification					$ 579	0	$ 0
Conditional Tender Offer [Member]
Long-term Debt [Line Items]
Repayments of long-term debt			$ 216,534
2012 8.500% Studio City Notes, due 2020 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt				$ 825,000
Purchase price as percentage of principal				100.00%
Maturity date					Dec. 01, 2020
Interest rate per annum				8.50%
Repayments of long-term debt	$ 208,466					$ 400,000
Redemption price as percentage of principal						100.00%
Loss on extinguishment of debt					$ 2,995	$ 2,489
2012 8.500% Studio City Notes, due 2020 [Member] | Senior Notes [Member] | Conditional Tender Offer [Member]
Long-term Debt [Line Items]
Total long-term debt			$ 216,534						$ 425,000
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Total long-term debt		$ 600,000
Purchase price as percentage of principal		100.00%
Maturity date					Feb. 11, 2024
Interest rate per annum		7.25%
Costs associated with debt modification					$ 579